Income Tax Expense (Recovery) Attributable to Income (Loss) (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expenses [Line Items]
Income tax expenses, current	738	300
Income tax expenses, deferred	(14,304)	(22,847)
Income tax expenses, total	(13,566)	(22,547)
CANADA
Income Tax Expenses [Line Items]
Income tax expenses, current	127	268
Income tax expenses, deferred	(137)	(1,936)
Income tax expenses, total	(10)	(1,668)
UNITED STATES
Income Tax Expenses [Line Items]
Income tax expenses, current	611	32
Income tax expenses, deferred	(14,167)	(20,911)
Income tax expenses, total	(13,556)	(20,879)